LOSSES PER SHARE	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
LOSSES PER SHARE
NOTE 13:-	LOSSES PER SHARE

The following table sets forth the computation of basic and diluted losses per share:

	Year ended December 31,
	2018	2017	2016
Numerator:
Net loss for basic loss per share	$(22,599)	$(37,066)	$(31,506)

Net loss for basic loss per share	$(22,599)	$(37,066)	$(31,506)

Denominator:
Weighted average number of ordinary shares used in computing basic net loss per share	55,277,428	51,179,694	50,855,908

Basic and diluted earnings per ordinary share	$(0.41)	$(0.72)	$(0.62)